Application of New and Revised International Financial Reporting Standards (“IFRS”)	12 Months Ended
Dec. 31, 2021
Application Of New And Revised International Financial Reporting Standards [Abstract]
APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS (“IFRS”)
3.	APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS (“IFRS”)

For the year ended December 31, 2021 the Company has consistently adopted all the new and revised standards, amendments and interpretations (collectively IFRSs) issued by the International Accounting Standards Board (“IASB”) and the IFRS Interpretations Committee (formerly known as “International Financial Reporting Interpretations Committee” (“IFRIC”)) of the IASB that are effective for financial year beginning on January 1, 2021 in the preparation of the consolidated financial statements throughout the year.

For the year ended December 31, 2021, the following new and revised standards, amendments or interpretations that have become effective during the reporting period.

●	Interest Rate Benchmark Reform – Phase 2

●	COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16)

The adoption of the above new and revised standards had no significant financial effect on these financial statements.

The following new standards and amendments to standards have not come into effect for the financial year beginning January 1, 2021, and have not been early adopted by the Company in preparing these consolidated financial statements. None of these new standards and amendments to standards is expected to have a significant effect on the consolidated financial statements of the Company.

●	Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)

●	Annual Improvements to IFRS Standards 2018–2020

●	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)

●	Reference to the Conceptual Framework (Amendments to IFRS 3)

●	Classification of Liabilities as Current or Non-current (Amendments to IAS 1)

●	IFRS 17 Insurance contracts and amendments to IFRS 17 Insurance Contracts

●	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)

●	Definition of Accounting Estimates (Amendments to IAS 8)

●	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)